INCOME AND EXPENSES	12 Months Ended
Jun. 30, 2024
INCOME AND EXPENSES [Abstract]
INCOME AND EXPENSES
2.	INCOME AND EXPENSES

		2024	2023	2022
	Note	US$	US$	US$
Finance income
Interest income		546,029	139,697	24,042
Net foreign exchange gain		-	354,772	377,003
		546,029	494,469	401,045

Finance costs
Interest expense		(122,736)	(88,138)	(45,541)
Net foreign exchange loss		(48,588)	-	-
Other finance costs		(15,795)	-	(6,734)
		(187,119)	(88,138)	(52,275)

Other income and expenses
Other income		629,815	60,470	-
Impairment of property, plant and equipment		(198,750)	-	-
Loss on disposal of property, plant and equipment		(16,353)	-	-
Loss on derecognition of financial asset		-	(250,000)	-
		414,712	(189,530)	-

Depreciation and amortization
Amortization of right-of-use assets	8	(521,099)	(249,387)	(119,706)
Depreciation of property, plant and equipment	8	(124,752)	(177,147)	(33,728)
		(645,851)	(426,534)	(153,434)

Employee benefits expense
Wages and salaries		(7,119,583)	(4,714,673)	(2,739,427)
Employee benefits		(1,530,951)	(808,717)	(376,974)
Post-employment benefits		(180,661)	(134,074)	(67,496)
Share-based payment expenses		(3,791,541)	(2,589,413)	(8,340,328)
		(12,622,736)	(8,246,877)	(11,524,225)